                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 1998


LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER
CASH RESERVES FUND


        "...As we move further away from the initial impact
         the downturn in Southeast Asia had on all world
            markets, it is becoming clear that its effect is
              going to be less than originally expected. ..."





                                                            [KEMPER FUNDS LOGO]

CONTENTS
3
PERFORMANCE UPDATE
4
PORTFOLIO STATISTICS
5
VARIABLES AFFECTING PERFORMANCE
6
SHAREHOLDERS' MEETING
7
PORTFOLIO OF INVESTMENTS
9
FINANCIAL STATEMENTS
11
NOTES TO FINANCIAL STATEMENTS
14
FINANCIAL HIGHLIGHTS


At A GLANCE
--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------
7-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED MARCH 31, 1998


--------------------------------------------------------------------------------

KEMPER CASH RESERVES FUND CLASS A                             4.32%
KEMPER CASH RESERVES FUND CLASS B                             3.34%
KEMPER CASH RESERVES FUND CLASS C                             3.66%
--------------------------------------------------------------------------------


Any investment in money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

TERMS TO KNOW

YIELD The amount of net investment income (income minus expenses and management fees) your investment is producing over a specific period, expressed as a percentage of your investment. Capital gains and losses, which are infrequent in a money market fund, are not included.

7-DAY AVERAGE YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day, the yield is based on a 7-day period and is the net investment income per share over the period, divided by 7 and multiplied by 365. Using an average over 7 days helps to minimize daily fluctuations in fund income.

MATURITY The time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

YIELD CURVE Yields tend to vary directly with a security's length of time to maturity. The longer the maturity, the higher the risk that interest rates could change, which is why investors are typically rewarded with a higher yield. For example, the yield on a 1-month Treasury bill is typically lower than the yield on a 1-year Treasury note. When the relationship between yield and maturity is plotted on a graph it is called the YIELD CURVE. If yields for long-term investments drop, the YIELD CURVE will "flatten" since there will be less of a difference in yield between shorter-term and longer-term investments. When this happens, it also means longer-term securities are relatively less attractive. When long-term yields increase and the curve steepens, longer-term securities become relatively more desirable.

--------------------------------------------------------------------------------
SAMPLE YIELD CURVE*
--------------------------------------------------------------------------------

[MATURITY/QUALITY DIAGRAM]

*The yield curve shown is hypothetical and does not represent the past or future performance of any security held by the Kemper Cash Reserves Fund.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS SENIOR VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND. RACHWALSKI HOLDS B.B.A. AND M.B.A. DEGREES FROM LOYOLA UNIVERSITY.

JOHN W. STUEBE JOINED SCUDDER KEMPER INVESTMENTS IN 1979 AND IS A VICE PRESIDENT. HE IS A PORTFOLIO MANAGER OF THE KEMPER CASH RESERVES FUND. STUEBE RECEIVED A B.S. IN FINANCE FROM THE UNIVERSITY OF ILLINOIS AND AN M.A. IN ECONOMICS FROM DEPAUL UNIVERSITY.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 1998, THE U.S. ECONOMY CONTINUED TO SEE STEADY GROWTH. IN THE FOURTH QUARTER OF 1997 HOWEVER, U.S. INVESTORS
BECAME CONCERNED ABOUT THE MARKET TURMOIL TAKING PLACE IN SOUTHEAST ASIA. THE FEDERAL RESERVE BOARD TOOK A "WAIT AND SEE" APPROACH WITH INTEREST RATES, EXPECTING THIS CRISIS ABROAD TO COOL GROWTH HERE AT HOME. PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES THE MARKET AND KEMPER CASH RESERVES FUND'S PERFORMANCE DURING THE PERIOD.

Q     FRANK, HOW WOULD YOU CHARACTERIZE THE U.S. ECONOMY OVER THE LAST SIX
MONTHS AND WHAT IMPACT DID THE ASIAN CRISIS HAVE?

A     The economy continued to show good momentum. We saw strong GDP (Gross
Domestic Product) numbers at the end of the fourth quarter of 1997 that exceeded forecasts. And at the end of the first quarter of this year, we again expect strong GDP numbers of around 3 percent. We also saw high levels of job creation with low levels of unemployment which could lead to wage and inflation increases. In other words, if we just looked at the domestic economy, the Federal Reserve Board (the Fed) would have probably moved to increase rates. But the events in October changed things. When the currencies in Thailand, Malaysia and Indonesia came under speculative attack, followed by the stock market crash in those countries, we anticipated a slowdown in U.S. exports while U.S. imports were expected to be selling at much lower prices because of sales from Asian countries needing U.S. dollars. This was expected to place a slight drag on the U.S. economy and the Fed held off on making changes to monetary policy.

Q     U.S. MARKETS WERE QUITE VOLATILE WHEN THE TROUBLES IN ASIA FIRST SURFACED.
DID THIS VOLATILITY HAVE ANY AFFECT ON KEMPER CASH RESERVES FUND OR ON THE ISSUES THE FUND HOLDS?

A     Our only direct exposure to the Asian crisis would have been through holdings in banks that had outstanding loans in the affected countries. However, our portfolio had no direct investments in institutions that were seriously affected nor did we have any direct holdings in these countries.

Q     CAN YOU DISCUSS YOUR MANAGEMENT APPROACH OVER THE SIX-MONTH PERIOD?

A     We kept the average maturity of our investments on the shorter side. When the Asian crisis hit, central banks in Southeast Asia liquidated their U.S. Treasury holdings in order to generate more currency reserves. At the same time, many investors were flocking to U.S. Treasuries because it is a safe investment. This simultaneous movement to sell and buy U.S. Treasuries provided an offset to the impact either movement alone would have had on short-term interest rates. We also saw the yield curve flatten, which caused longer-maturity interest rates to fall relative to short-term interest rates. Within this environment, there was no incentive for us to extend. In general, the portfolio's average life ranged from 20 to 35 days throughout the period.

PERFORMANCE UPDATE

Q     WHAT DO YOU EXPECT TO SEE HAPPEN WITH INTEREST RATES IN THE COMING MONTHS?

A     As we move further away from the initial impact the downturn in Southeast
Asia had on all world markets, it is becoming clear that its effect is going to be less than originally expected. In his Humphrey Hawkins testimony in early March, Federal Reserve Board Chairman Alan Greenspan stated the crisis would have a benign impact on the U.S. economy in 1998. Also, we see no reason why the U.S. economy will not continue on a path of steady growth; consumer expectations are high, job creation is strong and housing numbers are favorable. The question of Asia dragging down the economy now seems to be sort of a non-issue and the effects seem to be counter-balanced by strong growth in other regions. Against this economic backdrop, we don't foresee the Fed taking any action before July and believe the next change in monetary policy remains uncertain.

Q     BASED ON THIS OUTLOOK, WHAT DO YOU EXPECT YOUR MANAGEMENT STRATEGY TO BE
IN THE COMING MONTHS?

A     We still don't feel there is any incentive to extend maturities at this point. As discussed, the Fed isn't positioned to increase rates and the yield curve has flattened so there is no reward for holding issues with longer maturities. We will continue to closely monitor economic developments and react accordingly. We intend to stay in a somewhat neutral maturity range which will allow us to take advantage of yield differences that occur because of fluctuations in the market. And, as always, we will continue to look for value.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                                                ON 3/31/98
--------------------------------------------------------------------------------
COMMERCIAL PAPER, FIRST TIER                                        82%
--------------------------------------------------------------------------------
BANK OBLIGATIONS                                                    16
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY NOTES                                         2
--------------------------------------------------------------------------------
TOTAL                                                              100%

                                 [PIE CHART]

* Portfolio Composition is subject to change.

VARIABLES AFFECTING PERFORMANCE

KEMPER CASH RESERVES FUND'S PRIMARY GOAL IS TO ACHIEVE MAXIMUM CURRENT INCOME WHILE PRESERVING THE PRINCIPAL INVESTMENT AND PROVIDING A HIGH DEGREE OF LIQUIDITY. THE SPECIFIC SECURITIES PORTFOLIO MANAGERS SELECT HAVE A MAJOR IMPACT ON REACHING THIS GOAL. HOWEVER, THEY MUST CONTINUOUSLY ANALYZE OTHER VARIABLES WHICH AFFECT SHARE PRICE STABILITY AND FUND PERFORMANCE. TRADITIONALLY, THERE ARE THREE IMPORTANT VARIABLES WHICH ARE FACTORED INTO THE DECISION-MAKING
PROCESS:

 MONETARY POLICY

Monetary Policy is managed by the Federal Reserve Board (the Fed) and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

 INTEREST RATES

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

 AVERAGE LENGTH OF MATURITY

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see Terms to Know section)

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held and adjourned as necessary. Kemper Cash Reserves Fund shareholders were asked to vote on five separate issues: election of the nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc., approval of changes in the fund's fundamental investment policies to permit a master/feeder fund structure and approval of a new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc. for Class B shares and Class C shares. The following are the results for each issue:

1) Election of Trustees

                               For       Withheld

   David W. Belin          372,832,981   8,048,482
   Lewis A. Burnham        373,128,591   7,752,872
   Donald L. Dunaway       373,043,751   7,837,712
   Robert B. Hoffman       373,123,371   7,758,092
   Donald R. Jones         373,062,367   7,819,097
   Shirley D. Peterson     372,956,252   7,925,211
   Daniel Pierce           373,059,408   7,822,055
   William P. Sommers      373,106,072   7,775,392
   Edmond D. Villani       373,000,661   7,880,803

2) Ratification of the selection of Ernst & Young LLP as independent auditors for the current fiscal year.

                                    For          Against        Abstain
                                368,655,365    3,181,901      9,044,198

3) Approval of new investment management agreement with Scudder Kemper Investments, Inc.

                                    For          Against        Abstain
                                162,529,457    3,213,984      6,377,562

4) Approval of changes in the fund's fundamental investment policies to permit a master/feeder fund structure.

                                                               Broker
                     For          Against        Abstain       Non-Votes
                 168,444,723    6,311,207      9,706,555      1,998,462

5) To approve a new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc.

                                                               Broker
                     For          Against        Abstain       Non-Votes
   Class B       107,013,278    3,706,831      5,360,241              0
   Class C        11,998,367      480,173      1,092,157      2,063,206

PORTFOLIO OF INVESTMENTS


KEMPER CASH RESERVES FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1998 (UNAUDITED)

(VALUE IN THOUSANDS)

-----------------------------------------------------------
                 CORPORATE OBLIGATIONS            VALUE
-----------------------------------------------------------
 BUSINESS LOANS--24.6%
           Clipper Receivables Corp.
             5.57%, 5/20/98                      $  4,962
           Corporate Asset Funding
             6.00%, 4/1/98                          7,000
           First Brands Commercial, Inc.
             5.59%, 4/29/98                         8,961
           Gotham Capital Corp.
             5.73%, 4/24/98                         4,982
           Jet Funding Corp.
             5.89%, 4/20/98                         4,985
           Monte Rosa Capital Corp.
             5.60%, 5/22/98                         4,961
           Ranger Funding Corp.
             5.58%, 5/8/98                          9,943
           Receivables Capital Corp.
             5.54%, 4/16/98                         4,989
           Sheffield Receivables Corp.
             5.61%, 5/4/98                          4,974
           ------------------------------------------------
                                                   55,757
 CAPITAL AND EQUIPMENT LENDING--15.4%
           American Honda Finance Corp.
             5.61%, 5/1/98                          4,977
           Caterpillar Financial Services
           Corp.
             5.53%, 4/27/98                         8,964
      (a)  Ford Motor Credit Co.
             5.71%, 4/1/98                          5,000
      (a)  IBM Credit Corp.
             5.64%, 4/1/98                          4,999
      (a)  John Deere Capital Corp.
             5.50%, 5/11/98                         4,998
      (a)  Sanwa Business Credit Corp.
             5.71%, 4/16/98                         6,000
           ------------------------------------------------
                                                   34,938
 CAPTIVE BUSINESS LENDING--2.2%
      (a)  FINOVA Capital Corp.
             5.74%, 4/13/98                         5,000
 CONSUMER LENDING--4.4%
           American Express Credit Corp.
             5.55%, 5/11/98                         4,969
           J.C. Penney Funding Corp.
             5.58%, 5/29/98                         4,956
           ------------------------------------------------
                                                    9,925

-----------------------------------------------------------
                                                  VALUE
-----------------------------------------------------------
 DIVERSIFIED FINANCE--2.2%
           APEX Funding Corp.
             5.74%, 4/30/98                      $  4,977
 FINANCIAL SERVICES--11.0%
      (a)  Bear Stearns Cos., Inc.
             5.66%, 4/20/98                         5,000
      (a)  Goldman Sachs Group, L.P.
             5.60%, 4/10/98                         5,000
      (a)  Lehman Brothers Holdings, Inc.
             5.73%, 4/20/98                         5,000
      (a)  Merrill Lynch & Co., Inc.
             5.64%, 4/6/98                          5,000
      (a)  Morgan Stanley, Dean Witter,
           Discover & Co.
             5.65%, 6/18/98                         5,000
           ------------------------------------------------
                                                   25,000
 HEALTH CARE AND PRODUCTS--4.4%
           American Home Products Corp.
             5.56%, 4/17/98                         9,976
 MANUFACTURING/INDUSTRIAL--6.6%
           Cooper Industries, Inc.
             6.05%, 4/1/98                         10,000
           Monsanto Co.
             5.60%, 4/29/98                         4,978
           ------------------------------------------------
                                                   14,978
 UTILITIES--10.4%
           AES Hawaii, Inc.
             5.57%, 4/16/98                         9,977
           Brazos River Authority, Texas
             5.85%, 4/7/98                          5,000
           GTE Corp.
             5.77%, 4/17/98                         8,478
           ------------------------------------------------
                                                   23,455
           ------------------------------------------------
           TOTAL CORPORATE OBLIGATIONS--81.2%
           (AVERAGE MATURITY: 24 DAYS)            184,006
           ------------------------------------------------

PORTFOLIO OF INVESTMENTS


(VALUE IN THOUSANDS)

-----------------------------------------------------------
                    BANK OBLIGATIONS              VALUE
-----------------------------------------------------------
CERTIFICATES OF DEPOSIT--
 U.S. BANKS -- 11.9%
      (a)  Bank One
             5.57%, 4/7/98                       $  4,999
      (a)  Bankers Trust Co.
             5.69%, 4/1/98                          5,000
      (a)  Comerica Bank
             5.55%, 6/22/98                         4,998
      (a)  CoreStates Bank, N.A.
             5.80%, 4/6/98                          2,000
      (a)  Key Bank, N.A.
             5.63%, 4/6/98                          4,999
      (a)  Mellon Bank Corp.
             5.54%, 5/7/98                          4,999
           ------------------------------------------------
                                                   26,995
CERTIFICATES OF DEPOSIT--
 CANADIAN BANKS--4.4%
      (a)  National Bank of Canada
             5.63%, 4/6/98                          4,999
           Toronto Dominion Bank
             5.56%, 4/9/98                          5,000
           ------------------------------------------------
                                                    9,999
           ------------------------------------------------
           TOTAL BANK OBLIGATIONS--16.3%
           (AVERAGE MATURITY: 21 DAYS)             36,994
           ------------------------------------------------

-----------------------------------------------------------
                                                  VALUE
-----------------------------------------------------------
 U.S. GOVERNMENT AGENCY NOTES--2.2%
      (a)  Student Loan Marketing Association
             5.37%, 4/7/98                       $  4,996
           ------------------------------------------------
           TOTAL INVESTMENTS--99.7%
           (AVERAGE MATURITY: 23 DAYS)            225,996
           ------------------------------------------------
           CASH AND OTHER ASSETS, LESS
           LIABILITIES--.3%                           679
           ------------------------------------------------
           NET ASSETS--100%                      $226,675
           ------------------------------------------------

 NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at March 31, 1998. The dates shown represent the demand date or next interest rate change date.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998 (UNAUDITED)
(IN THOUSANDS)

------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------
Investments, at amortized cost                                  $225,996
------------------------------------------------------------------------
Cash                                                                 542
------------------------------------------------------------------------
Interest receivable                                                  883
------------------------------------------------------------------------
    TOTAL ASSETS                                                 227,421
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------

Payable for:
  Dividends                                                          151
------------------------------------------------------------------------
  Fund shares redeemed                                                60
------------------------------------------------------------------------
  Management fee                                                      75
------------------------------------------------------------------------
  Distribution services fee                                           97
------------------------------------------------------------------------
  Administrative services fee                                         47
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             209
------------------------------------------------------------------------
  Trustees' fees and other                                           107
------------------------------------------------------------------------
    Total liabilities                                                746
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $226,675
------------------------------------------------------------------------

------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------

Net asset value and redemption price per share
------------------------------------------------------------------------
CLASS A SHARES
  ($81,274 / 81,274 shares outstanding)                            $1.00
------------------------------------------------------------------------
CLASS B SHARES
  (subject to contingent deferred sales charge)
  ($117,223 / 117,223 shares outstanding)                          $1.00
------------------------------------------------------------------------
CLASS C SHARES
  (subject to contingent deferred sales charge)
  ($28,178 / 28,178 shares outstanding)                            $1.00
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)
(IN THOUSANDS)

----------------------------------------------------------------------
 NET INVESTMENT INCOME
----------------------------------------------------------------------
Interest income                                                 $6,852
----------------------------------------------------------------------
Expenses:
  Management fee                                                   478
----------------------------------------------------------------------
  Distribution services fee                                        658
----------------------------------------------------------------------
  Administrative services fee                                      259
----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           807
----------------------------------------------------------------------
  Professional fees                                                 18
----------------------------------------------------------------------
  Reports to shareholders                                           82
----------------------------------------------------------------------
  Trustees' fees and other                                          42
----------------------------------------------------------------------
    Total expenses                                               2,344
----------------------------------------------------------------------
NET INVESTMENT INCOME                                           $4,508
----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                SIX MONTHS ENDED
                                                                 MARCH 31, 1998             YEAR ENDED
                                                                   (UNAUDITED)          SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------
Net investment income                                               $   4,508                  9,624
----------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                   (4,508)                (9,624)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions and
total increase (decrease) in net assets                              (112,980)               132,039
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------

Beginning of period                                                   339,655                207,616
----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $ 226,675                339,655
----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper Cash Reserves Fund (the Fund) is a separate series of Kemper Portfolios, an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers three classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Kemper Mutual Fund. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             FUND SHARE VALUATION AND DIVIDENDS TO
                             SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended March 31, 1998.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              INVESTMENT MANAGER COMBINATION. Effective December
                             31, 1997, Zurich Insurance Company, the parent of
                             Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc.
                             (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper
                             Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Fund's investment management agreement with ZKI, however, a new investment management agreement between the Fund and Scudder Kemper was approved by the Fund's
                             Board of Trustees and by the Fund's Shareholders.
                             The new management agreement, which was effective
                             December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Fund. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

                             MANAGEMENT AGREEMENT. The Fund has a management agreement with Scudder Kemper and pays a management fee at an annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $478,000 for the six months ended March 31, 1998.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with KDI. For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges
                             (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares are as follows:

                                                                   DISTRIBUTION          COMMISSIONS AND
                                                                  FEES AND CDSC     DISTRIBUTION FEES PAID BY
                                                                 RECEIVED BY KDI          KDI TO FIRMS
                                                                 ----------------   -------------------------
                             Six months ended March 31, 1998        $1,066,000              1,893,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:

                                                                   ASF PAID BY      ASF PAID BY KDI
                                                                 THE FUND TO KDI       TO FIRMS
                                                                 ---------------    ---------------
                             Six months ended March 31, 1998        $259,000            399,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, KSvC is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $643,000 for the six months ended March 31, 1998.

NOTES TO FINANCIAL STATEMENTS

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. For the six months ended March 31, 1998, the Fund made no payments to its officers and incurred trustees' fees of $9,000 to independent trustees.

--------------------------------------------------------------------------------

4    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (dollar amounts and number of shares are the same).

                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                 MARCH 31, 1998        SEPTEMBER 30, 1997
                                                                ----------------       ------------------
                                                                             (IN THOUSANDS)
                             ----------------------------------------------------------------------------
                              SHARES SOLD
                              Class A                              $ 502,806                 287,087
                             ----------------------------------------------------------------------------
                              Class B                                224,435                 761,916
                             ----------------------------------------------------------------------------
                              Class C                                240,191                 162,655
                             ----------------------------------------------------------------------------
                             ----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                                  1,109                   1,966
                             ----------------------------------------------------------------------------
                              Class B                                  2,330                   6,813
                             ----------------------------------------------------------------------------
                              Class C                                    293                     619
                             ----------------------------------------------------------------------------
                             ----------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                               (523,715)               (247,433)
                             ----------------------------------------------------------------------------
                              Class B                               (315,972)               (700,563)
                             ----------------------------------------------------------------------------
                              Class C                               (244,457)               (141,021)
                             ----------------------------------------------------------------------------
                             ----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                                 10,550                  13,097
                             ----------------------------------------------------------------------------
                              Class B                                (10,550)                (13,097)
                             ----------------------------------------------------------------------------
                              NET INCREASE (DECREASE)
                              FROM CAPITAL SHARE
                              TRANSACTIONS AND TOTAL
                              INCREASE (DECREASE) IN NET ASSETS    $(112,980)                132,039
                             ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               -------------------------------------------------------------
                                                                      CLASS A SHARES
                                               -------------------------------------------------------------
                                                             YEAR ENDED
                                               SIX MONTHS     SEPTEMBER      TWO MONTHS      YEAR ENDED
                                                  ENDED          30,            ENDED         JULY 31,
                                                MARCH 31,    -----------    SEPTEMBER 30,    -----------
                                                  1998       1997   1996        1995         1995   1994
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $1.00      1.00   1.00        1.00         1.00   1.00
------------------------------------------------------------------------------------------------------------
Net investment income                               .02      .04    .05          .01         .05    .03
------------------------------------------------------------------------------------------------------------
Less dividends declared                             .02      .04    .05          .01         .05    .03
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00      1.00   1.00        1.00         1.00   1.00
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      2.28%     4.57   4.67         .85         4.99   2.78

------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------------
Expenses                                           1.21%     1.16   1.08         .92         .89    .92
------------------------------------------------------------------------------------------------------------
Net investment income                              4.55%     4.45   4.53        5.11         4.75   2.86
------------------------------------------------------------------------------------------------------------

                                               -------------------------------------------------------------
                                                                      CLASS B SHARES
                                               -------------------------------------------------------------
                                                             YEAR ENDED
                                               SIX MONTHS     SEPTEMBER      TWO MONTHS      YEAR ENDED
                                                  ENDED          30,            ENDED         JULY 31,
                                                MARCH 31,    -----------    SEPTEMBER 30,    -----------
                                                  1998       1997   1996        1995         1995   1994
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $1.00      1.00   1.00        1.00         1.00   1.00
------------------------------------------------------------------------------------------------------------
Net investment income                               .02      .03    .04          .01         .04    .02
------------------------------------------------------------------------------------------------------------
Less dividends declared                             .02      .03    .04          .01         .04    .02
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00      1.00   1.00        1.00         1.00   1.00
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      1.74%     3.49   3.73         .71         4.08   1.78

------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------------
Expenses                                           2.30%     2.19   1.99        1.79         1.78   1.89
------------------------------------------------------------------------------------------------------------
Net investment income                              3.46%     3.42   3.62        4.24         3.86   1.89
------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              ----------------------------------------------------------
                                                                    CLASS C SHARES
                                              ----------------------------------------------------------
                                                            YEAR ENDED
                                              SIX MONTHS     SEPTEMBER     TWO MONTHS
                                                 ENDED          30,           ENDED       YEAR ENDED
                                               MARCH 31,    -----------   SEPTEMBER 30,    JULY 31,
                                                 1998       1997   1996       1995           1995
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $1.00      1.00   1.00       1.00           1.00
--------------------------------------------------------------------------------------------------------
Net investment income                              .02      .04    .04         .01            .04
--------------------------------------------------------------------------------------------------------
Less dividends declared                            .02      .04    .04         .01            .04
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.00      1.00   1.00       1.00           1.00
--------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     1.94%     3.85   3.93        .71           4.08

--------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------
Expenses                                          1.87%     1.84   1.79       1.78           1.76
--------------------------------------------------------------------------------------------------------
Net investment income                             3.88%     3.77   3.82       4.25           3.88
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS       YEAR ENDED        TWO MONTHS
                                         ENDED        SEPTEMBER 30,         ENDED       YEAR ENDED JULY 31,
                                       MARCH 31,    -----------------   SEPTEMBER 30,   -------------------
                                         1998        1997      1996         1995          1995       1994
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                             $226,675     339,655   207,616      176,557      213,031    424,317
---------------------------------------------------------------------------------------------------------------

NOTES: The total returns for the year ended July 31, 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C. Data for the period ended March 31, 1998 is unaudited.

Scudder Kemper temporarily agreed to absorb certain operating expenses of the Fund during a portion of the fiscal year ended July 31, 1994. Absent this agreement, ratios of expenses and net investment income to average net assets would have been as follows: Class A shares (1.15% and 2.63%); Class B shares (2.12% and 1.66%).

TRUSTEES & OFFICERS

TRUSTEES                       OFFICERS

DANIEL PIERCE                MARK S. CASADY              RICHARD L. VANDENBERG
Chairman and Trustee         President                   Vice President

DAVID W. BELIN               PHILIP J. COLLORA           LINDA J. WONDRACK
Trustee                      Vice President,             Vice President
                             Secretary and Treasurer
LEWIS A. BURNHAM                                         JOHN R. HEBBLE
Trustee                      JERALD K. HARTMAN           Assistant Treasurer
                             Vice President
DONALD L. DUNAWAY                                        MAUREEN E. KANE
Trustee                      THOMAS W. LITTAUER          Assistant Secretary
                             Vice President
ROBERT B. HOFFMAN                                        CAROLINE PEARSON
Trustee                      ANN M. MCCREARY             Assistant Secretary
                             Vice President
DONALD R. JONES                                          ELIZABETH C. WERTH
Trustee                      ROBERT C. PECK, JR.         Assistant Secretary
                             Vice President
SHIRLEY D. PETERSON
Trustee                      KATHRYN L. QUIRK
                             Vice President
WILLIAM P. SOMMERS
Trustee                      FRANK J. RACHWALSKI, JR.
                             Vice President
EDMOND D. VILLANI
Trustee

--------------------------------------------------------------------------------
LEGAL COUNSEL             VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                          222 North LaSalle Street
                          Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER               KEMPER SERVICE COMPANY
SERVICE AGENT             P.O. Box 419557
                          Kansas City, MO 64141

--------------------------------------------------------------------------------
CUSTODIAN AND             INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT            801 Pennsylvania
                          Kansas City, MO 64105

--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER     KEMPER DISTRIBUTORS, INC.
                          222 South Riverside Plaza Chicago, IL 60606 www.kemper.com


[KEMPER FUNDS LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

Printed in the U.S.A. on recycled paper.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Cash Reserves Fund prospectus.
KCRF - 3 (4/98) 1047060